Annual Total Returns- Janus Henderson Global Research Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Research Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.48%)	16.78%	24.36%	7.34%	(2.24%)	1.96%	26.87%	(6.89%)	28.90%	20.17%